Label	Element	Value
Davis Value Portfolio | Davis Value Portfolio - Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 65
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	205
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	357
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 798
2009	rr_AnnualReturn2009	31.16%
2010	rr_AnnualReturn2010	12.76%
2011	rr_AnnualReturn2011	(4.18%)
2012	rr_AnnualReturn2012	13.08%
2013	rr_AnnualReturn2013	33.43%
2014	rr_AnnualReturn2014	6.06%
2015	rr_AnnualReturn2015	1.60%
2016	rr_AnnualReturn2016	11.88%
2017	rr_AnnualReturn2017	22.63%
2018	rr_AnnualReturn2018	(13.60%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 19.94% (quarter ended June 30, 2009)

Lowest -17.57% (quarter ended December 31, 2018)

Total return for the three months ended March 31, 2019 (non-annualized) was 13.21%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the three months ended March 31, 2019:
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Year to Date Return	rr_BarChartYearToDateReturn	13.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.57%)
1 YEAR	rr_AverageAnnualReturnYear01	(13.60%)
5 YEARS	rr_AverageAnnualReturnYear05	5.01%
10 YEARS	rr_AverageAnnualReturnYear10	10.56%
Davis Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	 <big> Fund Summary: Davis Value Portfolio </big>
Investment objective:	rr_ObjectiveHeading	 <big> Investment Objective </big>
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	 <big> Fees and Expenses of the Fund </big>
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	   Annual Fund Operating Expenses     (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	 <big> Portfolio Turnover </big>
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	23.00%
Example, heading	rr_ExpenseExampleHeading	 <big> Example </big>
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	 <big> Principal Investment Strategies </big>
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest the Fund's portfolio principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry.
Risk, Heading	rr_RiskHeading	 <big> Principal Risks of Investing in Davis Value Portfolio </big>
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund, listed alphatetically, include:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Financial Services Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that makes them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	 <big> Performance Results </big>
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Value Portfolio by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for the years ended December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in Davis Value Portfolio by showing how the Fund's investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Performance Table:	rr_PerformanceTableHeading	  Davis Value Portfolio Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2017
Davis Financial Portfolio | Davis Financial Portfolio- Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.69%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 70
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	221
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	384
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 859
2009	rr_AnnualReturn2009	41.18%
2010	rr_AnnualReturn2010	11.10%
2011	rr_AnnualReturn2011	(7.96%)
2012	rr_AnnualReturn2012	18.83%
2013	rr_AnnualReturn2013	31.26%
2014	rr_AnnualReturn2014	12.85%
2015	rr_AnnualReturn2015	2.01%
2016	rr_AnnualReturn2016	14.25%
2017	rr_AnnualReturn2017	21.42%
2018	rr_AnnualReturn2018	(10.67%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 25.67% (quarter ended June 30, 2009)

Lowest -15.04% (quarter ended September 30, 2011)

Total return for the three months ended March 31, 2019 (non-annualized) was 7.19%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the three months ended March 31, 2019:
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Year to Date Return	rr_BarChartYearToDateReturn	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.04%)
1 YEAR	rr_AverageAnnualReturnYear01	(10.67%)
5 YEARS	rr_AverageAnnualReturnYear05	7.36%
10 YEARS	rr_AverageAnnualReturnYear10	12.37%
Davis Financial Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	 <big> Fund Summary: Davis Financial Portfolio </big>
Investment objective:	rr_ObjectiveHeading	 <big> Investment Objective </big>
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	 <big> Fees and Expenses of the Fund </big>
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	   Annual Fund Operating Expenses     (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	 <big> Portfolio Turnover </big>
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	23.00%
Example, heading	rr_ExpenseExampleHeading	 <big> Example </big>
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	 <big> Principal Investment Strategies </big>
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P., ("Davis Advisors" or the "Adviser") the Fund's investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts). The Fund may invest in large, medium, or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.

A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies are classified by GICS based on their principal business activity. Revenue is a key factor in determining a firm's principal business activity. Companies with their principal business activity in one of the following areas are considered financial service firms: banks, thrifts and mortgage, specialized finance, consumer finance, asset management & custody banks, investment banking & brokerage, diversified capital markets, financial exchanges & data, mortgage REITs and insurance.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, or to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	 <big> Principal Risks of Investing in Davis Financial Portfolio </big>
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund, listed alphatetically, include:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
  Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
  Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Financial Services Risk. Risks of investing in the financial services sector include: (i) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (ii) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (iii) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (iv) non-diversified loan portfolios: financial services companies may have concentrated portfolios that makes them vulnerable to economic conditions that affect an industry; (v) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (vi) competition: the financial services sector has become increasingly competitive.
  Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund's total portfolio.
  Foreign Country Risk. Securities of foreign companies (including ADRs) may be subject to greater risk as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
  Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund's shares to decline.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid-and small-capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	 <big> Performance Results </big>
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Financial Portfolio by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for the years ended December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in Davis Financial Portfolio by showing how the Fund's investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Performance Table:	rr_PerformanceTableHeading	  Davis Financial Portfolio Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2017
Davis Real Estate Portfolio | Davis Real Estate Portfolio - Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of net assets)	rr_OtherExpensesOverAssets	0.45%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 102
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	318
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	552
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,225
2009	rr_AnnualReturn2009	31.73%
2010	rr_AnnualReturn2010	19.70%
2011	rr_AnnualReturn2011	8.89%
2012	rr_AnnualReturn2012	17.15%
2013	rr_AnnualReturn2013	(1.32%)
2014	rr_AnnualReturn2014	27.54%
2015	rr_AnnualReturn2015	1.65%
2016	rr_AnnualReturn2016	9.70%
2017	rr_AnnualReturn2017	8.25%
2018	rr_AnnualReturn2018	(4.82%)
Bar Chart, Closing	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest 32.44% (quarter ended June 30, 2009)

Lowest -28.97% (quarter ended March 31, 2009)

Total return for the three months ended March 31, 2019 (non-annualized) was 16.90%.

Davis Real Estate Portfolio Yield

for the period ended December 31, 2018

30-Day SEC Yield 1.44%

You can obtain Davis Real Estate Portfolio's most recent 30-day SEC Yield by calling Investor Services toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.

Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the three months ended March 31, 2019:
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Year to Date Return	rr_BarChartYearToDateReturn	16.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarter
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarter
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.97%)
1 YEAR	rr_AverageAnnualReturnYear01	(4.82%)
5 YEARS	rr_AverageAnnualReturnYear05	7.94%
10 YEARS	rr_AverageAnnualReturnYear10	11.26%
30-Day Yield	rr_ThirtyDayYield	1.44%
Davis Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	 <big> Fund Summary: Davis Real Estate Portfolio </big>
Investment objective:	rr_ObjectiveHeading	 <big> Investment Objective </big>
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of growth and income.
Fees and expenses of the fund:	rr_ExpenseHeading	 <big> Fees and Expenses of the Fund </big>
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	   Annual Fund Operating Expenses     (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	 <big> Portfolio Turnover </big>
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.
Portfolio Turnover Rate	rr_PortfolioTurnoverRate	40.00%
Example, heading	rr_ExpenseExampleHeading	 <big> Example </big>
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	 <big> Principal Investment Strategies </big>
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Davis Selected Advisers, L.P. ("Davis Advisors" or the "Adviser"), the Fund's investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks of domestic companies and may invest in foreign companies (including indirect holdings of a foreign issuer's common stock through depositary receipts).

A company is principally engaged in the real estate industry if it owns real estate or real estate-related assets that constitute at least 50% of the value of all of its assets or if it derives at least 50% of its revenues or net profits from owning, financing, developing, managing or selling real estate, or from offering products or services that are related to real estate. Issuers of real estate securities include real estate investment trusts (REITs), brokers, developers, lenders, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Most of Davis Real Estate Portfolio's real estate securities are, and will likely continue to be, interests in publicly traded REITs. REITs pool investors' funds to make real estate-related investments, such as buying interests in income-producing property or making loans to real estate developers.

Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies' equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors' estimate of the company's intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria which Davis Advisors deems to be material on a company-by-company basis. Davis Advisors' goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company's equity securities if the securities' market price exceeds Davis Advisors' estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company's equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.

Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests principally in a single market sector, and any fund that has a concentrated portfolio is particularly vulnerable to the risks of its target sector.
Risk, Heading	rr_RiskHeading	 <big> Principal Risks of Investing in Davis Real Estate Portfolio </big>
Risk, Narrative	rr_RiskNarrativeTextBlock

You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The principal risks of investing in the Fund are:

  Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer's other securities, including preferred, convertible, and debt securities.
  Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low return environment, or a bear market, increases the risk that a shareholder may lose money.
  Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, or management or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover or may become worthless.
  Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
  Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund's investment objective.
  Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small- capitalization companies typically have more limited product lines, markets and financial resources than larger companies, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
  Real Estate Risk. Real estate securities are susceptible to the many risks associated with the direct ownership of real estate, including declines in property values, increases in property taxes, operating expenses, interest rates or competition, overbuilding, changes in zoning laws, or losses from casualty or condemnation.
  Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
  Variable Current Income Risk. The income that the Fund pays to investors is not stable.
		Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
May Lose Money	rr_RiskLoseMoney	Your investment is not guaranteed and you may lose money.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	 <big> Performance Results </big>
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below provides some indication of the risks of investing in Davis Financial Portfolio by showing how the Fund's investment results have varied from year to year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-279-0279
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.davisfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns for the years ended December 31
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart below provides some indication of the risks of investing in Davis Real Estate Portfolio by showing how the Fund's investment results have varied from year to year. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The following table shows how the Fund's average annual total returns for the periods indicated compare with those of the S&P 500(R) Index, a broad based securities market index, and of the Wilshire U.S. Real Estate Securities Index. The Wilshire U.S. Real Estate Securities Index is a measure of the performance of publicly traded real estate securities. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.davisfunds.com or by calling 1-800-279-0279.
Performance Table:	rr_PerformanceTableHeading	  Davis Real Estate Portfolio Average Annual Total Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	for the periods ended December 31, 2017
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Registrant Name	dei_EntityRegistrantName	DAVIS VARIABLE ACCOUNT FUND INC
CIK	dei_EntityCentralIndexKey	0001084060
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	May 01, 2019
Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
S&P 500® Index - reflects no deduction for fees, expenses or taxes | Davis Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.38%)
5 YEARS	rr_AverageAnnualReturnYear05	8.49%
10 YEARS	rr_AverageAnnualReturnYear10	13.11%
S&P 500® Index - reflects no deduction for fees, expenses or taxes | Davis Financial Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.38%)
5 YEARS	rr_AverageAnnualReturnYear05	8.49%
10 YEARS	rr_AverageAnnualReturnYear10	13.11%
S&P 500® Index - reflects no deduction for fees, expenses or taxes | Davis Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.38%)
5 YEARS	rr_AverageAnnualReturnYear05	8.49%
10 YEARS	rr_AverageAnnualReturnYear10	13.11%
Wilshire U.S. Real Estate Securities Index - reflects no deduction for fees, expenses or taxes | Davis Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 YEAR	rr_AverageAnnualReturnYear01	(4.80%)
5 YEARS	rr_AverageAnnualReturnYear05	8.17%
10 YEARS	rr_AverageAnnualReturnYear10	12.41%